IMPAIRMENT - Schedule of Impairment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	£ (67)	£ 1,469	£ 604
Other changes in credit quality	(447)	2,327	798
Additions and repayments	(818)	197	(116)
Methodology and model changes	(42)	152	14
Other items	(4)	10	(4)
Other items impacting the impairment charge	(1,311)	2,686	692
Total impairment (credit) charge	(1,378)	4,155	1,296
In respect of:
Other assets	2	5	5
Impairment (credit) charge on drawn balances	(1,119)	3,861	1,312
Loan commitments and financial guarantees	(257)	289	(15)
Financial assets at fair value through other comprehensive income	(2)		(1)
Financial assets at fair value through other comprehensive income		5
Residual value and voluntary impairment charges	(77)	41	134
Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	(5)	5	0
Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	(1,116)	3,850	1,307
Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	(1,121)	3,856	1,307
Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0	1	0
Stage 1
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	75	(169)	(17)
Other changes in credit quality	(331)	946	4
Additions and repayments	(246)	98	94
Methodology and model changes	(63)	(44)	33
Other items	2	0	(4)
Other items impacting the impairment charge	(638)	1,000	127
Total impairment (credit) charge	(563)	831	110
In respect of:
Other assets	0	0	0
Impairment (credit) charge on drawn balances	(459)	703	139
Loan commitments and financial guarantees	(102)	123	(28)
Financial assets at fair value through other comprehensive income	(2)		(1)
Financial assets at fair value through other comprehensive income		5
Stage 1 | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	(5)	5	0
Stage 1 | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	(454)	697	139
Stage 1 | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	(459)	703	139
Stage 1 | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0	1	0
Stage 2
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	(481)	940	89
Other changes in credit quality	(320)	22	1
Additions and repayments	(389)	177	(39)
Methodology and model changes	15	170	(27)
Other items	4	0	0
Other items impacting the impairment charge	(690)	369	(65)
Total impairment (credit) charge	(1,171)	1,309	24
In respect of:
Other assets	0	0	0
Impairment (credit) charge on drawn balances	(1,025)	1,151	10
Loan commitments and financial guarantees	(146)	158	14
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
Stage 2 | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	0	0	0
Stage 2 | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	(1,025)	1,151	10
Stage 2 | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	(1,025)	1,151	10
Stage 2 | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0	0	0
Stage 3
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	339	698	532
Other changes in credit quality	252	1,192	899
Additions and repayments	(96)	(48)	(84)
Methodology and model changes	6	26	8
Other items	(10)	10	0
Other items impacting the impairment charge	152	1,180	823
Total impairment (credit) charge	491	1,878	1,355
In respect of:
Other assets	2	5	5
Impairment (credit) charge on drawn balances	500	1,870	1,356
Loan commitments and financial guarantees	(9)	8	(1)
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
Stage 3 | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	0	0	0
Stage 3 | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	498	1,865	1,351
Stage 3 | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	498	1,865	1,351
Stage 3 | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	0	0	0
POCI
IMPAIRMENT (Details) - Schedule of Impairment [Line Items]
Impact of transfers between stages	0	0	0
Other changes in credit quality	(48)	167	(106)
Additions and repayments	(87)	(30)	(87)
Methodology and model changes	0	0	0
Other items	0	0	0
Other items impacting the impairment charge	(135)	137	(193)
Total impairment (credit) charge	(135)	137	(193)
In respect of:
Other assets	0	0	0
Impairment (credit) charge on drawn balances	(135)	137	(193)
Loan commitments and financial guarantees	0	0	0
Financial assets at fair value through other comprehensive income	0		0
Financial assets at fair value through other comprehensive income		0
POCI | Loans and advances to banks and reverse repurchase agreements
In respect of:
Loans and advances	0	0	0
POCI | Loans and advances to customers and reverse repurchase agreements
In respect of:
Loans and advances	(135)	137	(193)
POCI | Financial assets at amortised cost, category
In respect of:
Financial assets at amortised cost	(135)	137	(193)
POCI | Financial assets at amortised cost, category | Debt securities
In respect of:
Financial assets at amortised cost	£ 0	£ 0	£ 0